RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Feb. 28, 2019
Related Party Transaction [Line Items]
Net carrying value of note	$ 9,147	$ 7,720
Less: Preferred dividends on redeemable preferred stock	$ 2,129	2,129
Steel Holdings | 5.25% Convertible Senior Notes
Related Party Transaction [Line Items]
Ownership percentage in capital stock	48.50%
SPHG Holdings | Convertible Senior Unsecured Note
Related Party Transaction [Line Items]
Debt instrument stated percentage			7.50%
SPHG Holdings | Convertible Notes Payable
Related Party Transaction [Line Items]
Net carrying value of note	$ 9,343	8,054
Debt instrument, interest expense	2,426	1,764
SPHG Holdings | Convertible Senior Unsecured Note
Related Party Transaction [Line Items]
Debt instrument stated percentage			7.50%
Purchase Agreement | SPHG Holdings | Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Less: Preferred dividends on redeemable preferred stock	2,100	2,100
SPHG Holdings
Related Party Transaction [Line Items]
Convertible notes payable	14,900	14,900
SPHG Holdings | Convertible Senior Unsecured Note
Related Party Transaction [Line Items]
Convertible notes payable, current			$ 14,900
Steel Services Ltd | Management Services Agreement
Related Party Transaction [Line Items]
Total expenses incurred related to Management Services Agreement and Transfer Agreement	4,300	3,400
SP Corporate Services Llc and Steel Services Limited | Management Services Agreement
Related Party Transaction [Line Items]
Amount due to related parties	$ 900	$ 800